NOTE 9 - INCOME TAXES: Schedule of Deferred Tax Assets and Liabilities (Tables)	Sep. 30, 2023
Schedule of Deferred Tax Assets and Liabilities
	September 2023	September 2022
Long-term deferred tax assets:
Federal net operating loss carryforwards	$562,157	$166,169
Valuation allowance	(562,157)	(166,169)
Net long-term deferred tax assets	$-	$-

December 31, 2022
Schedule of Deferred Tax Assets and Liabilities

	2022	2021
Long-term deferred tax assets:
Federal net operating loss carryforwards	$275,274	$416,225
Long-term deferred tax liabilities:
Valuation allowance	(275,274)	(416,225)
Net long-term deferred tax assets	$-	$-